Other Assets (Details) - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Assets
Assets for leasing	[1]	$ 67,139	$ 47,486
Assets received or awarded in lieu of payment
Assets received in lieu of payment		18,755	17,525
Assets awarded at judicial sale		22,177	21,524
Provision on assets received in lieu of payment or awarded		(2,042)	(723)
Subtotal		38,890	38,326
Other assets
Guarantee deposits (margin accounts)	[1]	314,616	170,232
Non-current assets classified as held for sale		22,394
Gold investments		680	522
VAT credit		22,663	9,097
Income tax recoverable		1,787	1,756
Prepaid expenses		432,030	477,819
Assets recovered from leasing for sale		3,575	6,848
Valuation adjustments by macro hedge	[2]	210,867	9,414
Pension plan assets		670	846
Accounts and notes receivable		147,108	59,511
Notes receivable through brokerage and simultaneous transactions		43,354	71,382
Other receivable assets		44,262	48,612
Other assets	[1]	89,111	49,365
Subtotal		1,333,117	905,404
Total		$ 1,439,146	$ 991,216	$ 764,410

[1]	Corresponds to the interests in Redbanc S.A., Transbank S.A. and Nexus S.A., which have been reclassified as non-current assets classified as held for sale in accordance with IFRS 5 "Non-current assets held for sale and discontinued operations ", for additional information see Note 1 u) and Note 39.
[2]	Net assets and liabilities fair value valuation subject to macro hedges. See Note 8